Schedule of fair value measurement (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments – Investments in money market funds	$ 688	¥ 4,813	¥ 2,803
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments – Investments in money market funds		4,813	2,803
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments – Investments in money market funds
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Short-term investments – Investments in money market funds